Condensed Financial Information of the Parent Company (Tables) - iQIYI, INC	12 Months Ended
Dec. 31, 2022
Condensed Balance Sheets

Condensed Balance Sheets

	As of December 31,
	Note	2021	2022	2022
		RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents		1,615,953	4,334,968	628,511
Prepayments and other assets		12,350	20,751	3,009
Amounts due from entities within the Group		16,285,294	19,925,446	2,888,918

Total current assets		17,913,597	24,281,165	3,520,438

Total non-current assets		—	—	—

Total assets		17,913,597	24,281,165	3,520,438

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible senior notes		—	8,305,447	1,204,177
Accrued expenses and other liabilities		70,823	156,807	22,735

Total current liabilities		70,823	8,462,254	1,226,912

Non-current liabilities
Convertible senior notes	14	12,652,172	9,568,279	1,387,270
Other non-current liabilities		3,003	—	—

Total non-current liabilities		12,655,175	9,568,279	1,387,270

Total liabilities		12,725,998	18,030,533	2,614,182

Commitments and contingencies	17
Shareholders’ equity:
Class A ordinary shares (US$0.00001 par value; 94,000,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 2,940,101,566 and 3,246,481,443 shares issued as of December 31, 2021 and 2022, respectively; 2,722,361,459 and 3,047,568,900 shares outstanding as of December 31, 2021 and 2022, respectively)	19	173	194	28
Class B ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 2,876,391,396 and 3,041,097,278 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	19	183	193	28
Additional paid-in capital		49,642,014	50,885,688	7,377,731
Accumulated deficit	20	(47,163,773)	(46,498,897)	(6,741,706)
Accumulated other comprehensive income	25	2,709,002	1,863,454	270,175

Total shareholders’ equity		5,187,599	6,250,632	906,256

Total liabilities and shareholders’ equity		17,913,597	24,281,165	3,520,438

Condensed Statements of Comprehensive Loss

Condensed Statements of Comprehensive Loss

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	(36,408)	(26,658)	(66,883)	(9,697)

Operating loss
Share of (losses)/income of subsidiaries, VIEs and VIEs’ subsidiaries	(7,320,787)	(5,807,189)	2,076,676	301,090
Interest income	24,343	19,026	12,845	1,862
Interest expenses	(642,718)	(889,263)	(234,870)	(34,053)
Foreign exchange gain/(loss), net	913,974	496,669	(1,954,314)	(283,349)
Other income, net	23,235	37,831	30,334	4,398

Net loss	(7,038,361)	(6,169,584)	(136,212)	(19,749)

Accretion of redeemable noncontrolling interests	(7,087)	(20,336)	—	—

Net loss attributable to ordinary shareholders	(7,045,448)	(6,189,920)	(136,212)	(19,749)

Other comprehensive income/(loss):
Foreign currency translation adjustments	436,068	169,141	(849,395)	(123,151)
Unrealized losses on available-for-sale debt securities	(106)	(2,819)	(21,091)	(3,058)

Total other comprehensive income/(loss), net of tax	435,962	166,322	(870,486)	(126,209)

Comprehensive loss	(6,602,399)	(6,003,262)	(1,006,698)	(145,958)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used for operating activities	(281,636)	(360,187)	(157,273)	(22,802)
Net cash (used for)/provided by investing activities	(7,189,640)	483,685	(2,462,807)	(357,073)
Net cash provided by/(used for) financing activities	9,804,491	(3,441,602)	5,307,603	769,530
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,203)	(167,636)	31,492	4,565

Net increase/(decrease) in cash, cash equivalents and restricted cash	2,327,012	(3,485,740)	2,719,015	394,220
Cash, cash equivalents and restricted cash at the beginning of the year	2,774,681	5,101,693	1,615,953	234,291
Cash, cash equivalents and restricted cash at the end of the year	5,101,693	1,615,953	4,334,968	628,511